FAIR VALUE MEASUREMENTS - Company's Financial Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account - money market funds	$ 278,045,659	$ 278,022,397
Derivative warrant liabilities	11,262,650	13,340,717
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account - money market funds	278,045,659	278,022,397
Total Fair Value	280,536,430	282,700,202
Level 1 | Recurring | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	2,490,771	4,677,805
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value	8,771,879	8,662,912
Level 3 | Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative warrant liabilities	$ 8,771,879	$ 8,662,912